Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance at Dec. 31, 2019	$ 254,839		$ 2	$ 0	$ 118	$ 0	$ 500,560	$ (8,691)	$ (237,150)
Beginning balance (in shares) at Dec. 31, 2019			44,983,006	34,425	88,893,548	1
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs	73,953		$ 1				73,952
Issuance of ordinary shares, net of issuance costs			7,250,000
Share-based compensation expense	15,786						15,786
Restricted shares - forfeited			(1,969)
Exercise of share options	71						71
Exercise of share options			67,839
Unrealized gain (loss) on foreign currency translation	(8,605)							(8,605)
Net loss	(99,233)								(99,233)
Ending balance at Sep. 30, 2020	236,811		$ 3	$ 0	$ 118	$ 0	590,369	(17,296)	(336,383)
Ending balance (in shares) at Sep. 30, 2020			52,298,876	34,425	88,893,548	1
Beginning balance at Jun. 30, 2020	258,952		$ 3	$ 0	$ 118	$ 0	586,110	(28,211)	(299,068)
Beginning balance (in shares) at Jun. 30, 2020			52,250,404	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	4,245						4,245
Exercise of share options	14						14
Exercise of share options			48,472
Unrealized gain (loss) on foreign currency translation	10,915							10,915
Net loss	(37,315)								(37,315)
Ending balance at Sep. 30, 2020	236,811		$ 3	$ 0	$ 118	$ 0	590,369	(17,296)	(336,383)
Ending balance (in shares) at Sep. 30, 2020			52,298,876	34,425	88,893,548	1
Beginning balance at Dec. 31, 2020	210,032		$ 3	$ 0	$ 118	$ 0	595,016	(5,861)	(379,244)
Beginning balance (in shares) at Dec. 31, 2020			52,346,231	34,425	88,893,548	1
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs	136,538						136,538
Issuance of ordinary shares, net of issuance costs			20,216,544
Share-based compensation expense	2,112						2,112
Vesting of restricted stock (in shares)			163,375
Exercise of share options	$ 126						126
Exercise of share options	192,844		192,844
Unrealized gain (loss) on foreign currency translation	$ (3,648)							(3,648)
Net loss	(100,430)								(100,430)
Ending balance at Sep. 30, 2021	244,730		$ 3	$ 0	$ 118	$ 0	733,792	(9,509)	(479,674)
Ending balance (in shares) at Sep. 30, 2021			72,918,994	34,425	88,893,548	1
Beginning balance at Jun. 30, 2021	283,682		$ 3	$ 0	$ 118	$ 0	732,290	(3,046)	(445,683)
Beginning balance (in shares) at Jun. 30, 2021			72,742,582	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense	1,502						1,502
Vesting of restricted stock (in shares)		141,875
Exercise of share options			34,537
Unrealized gain (loss) on foreign currency translation	(6,463)							(6,463)
Net loss	(33,991)								(33,991)
Ending balance at Sep. 30, 2021	$ 244,730		$ 3	$ 0	$ 118	$ 0	$ 733,792	$ (9,509)	$ (479,674)
Ending balance (in shares) at Sep. 30, 2021			72,918,994	34,425	88,893,548	1